Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 Beijing Champion Hi-Tech Co Ltd (Beijing Champion)	Sep. 30, 2011 Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge)	Sep. 30, 2011 Startup Training Service	Sep. 30, 2011 Startup Training Service Beijing Champion Hi-Tech Co Ltd (Beijing Champion)	Sep. 30, 2010 Gaokao re-take business	Sep. 30, 2011 Gaokao re-take business Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge)
Noncontrolling Interest [Line Items]
Beginning Balance	$ 2,037			$ 1,126		$ 911
Net loss for the year	(303)			(303)
Foreign currency translation adjustments	33			33
Acquisition of noncontrolling interest		(856)	(911)		(856)		(911)
Ending Balance						$ 911